VIRTUS KAR SMALL-MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Consumer Discretionary—15.1%
Cheesecake Factory, Inc. (The)	2,757	$ 73
Gentex Corp.	3,289	92
Leslie’s, Inc.(1)	6,260	95
Terminix Global Holdings, Inc.(1)	4,077	165
Thor Industries, Inc.	1,643	123
		548

Consumer Staples—5.3%
National Beverage Corp.	2,559	125
WD-40 Co.	325	66
		191

Financials—16.7%
Bank of Hawaii Corp.	1,694	126
Berkley (W.R.) Corp.	3,333	228
Broadridge Financial Solutions, Inc.	913	130
LPL Financial Holdings, Inc.	673	124
		608

Health Care—1.8%
CorVel Corp.(1)	454	67
Industrials—26.2%
Armstrong World Industries, Inc.	1,086	82
Graco, Inc.	1,942	115
John Bean Technologies Corp.	802	89
Landstar System, Inc.	873	127
Lennox International, Inc.	424	88
Oshkosh Corp.	741	61
RBC Bearings, Inc.(1)	855	158
Toro Co. (The)	1,364	103
TransUnion	1,604	128
		951

Information Technology—20.3%
American Software, Inc. Class A	4,373	71
CDK Global, Inc.	1,574	86
CDW Corp.	457	72
Dolby Laboratories, Inc. Class A	1,787	128
Jack Henry & Associates, Inc.	974	175
	Shares	Value

Information Technology—continued
Teradyne, Inc.	1,163	$ 104
Zebra Technologies Corp. Class A(1)	339	100
		736

Materials—5.5%
HB Fuller Co.	1,551	93
Scotts Miracle-Gro Co. (The)	1,354	107
		200

Real Estate—6.0%
Lamar Advertising Co. Class A	768	67
VICI Properties, Inc.	5,034	150
		217

Total Common Stocks (Identified Cost $4,195)		3,518

Total Long-Term Investments—96.9% (Identified Cost $4,195)		3,518

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	73,945	74
Total Short-Term Investment (Identified Cost $74)		74

TOTAL INVESTMENTS—98.9% (Identified Cost $4,269)		$3,592
Other assets and liabilities, net—1.1%		39
NET ASSETS—100.0%		$3,631

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,518	$3,518
Money Market Mutual Fund	74	74
Total Investments	$3,592	$3,592
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Mid Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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